Loans (Age Analysis of Past Due Loans) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		¥ 172,547	¥ 179,741
Current		84,808,002	83,481,599
Total	[1]	84,980,549	83,661,340
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		130,480	137,078
Current		56,332,613	58,523,436
Total		56,463,093	58,660,514
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		8,724	9,092
Current		8,460,716	8,147,249
Total		8,469,440	8,156,341
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		28,757	30,748
Current		8,447,077	8,070,920
Total		8,475,834	8,101,668
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		6,141	8,170
Current		5,282,430	5,015,848
Total		5,288,571	5,024,018
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		10,288	9,426
Current		5,158,120	5,103,247
Total		5,168,408	5,112,673
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,323	2,823
Current		3,708,667	3,562,046
Total		3,710,990	3,564,869
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		96	1,301
Current		4,455,242	4,470,122
Total		4,455,338	4,471,423
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current		5,776,149	8,882,125
Total		5,776,149	8,882,125
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		45	82
Current		5,059,846	5,018,305
Total	[2]	5,059,891	5,018,387
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		74,106	75,436
Current		9,984,366	10,253,574
Total		10,058,472	10,329,010
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due	[3]	42,067	42,663
Current	[3]	28,475,389	24,958,163
Total	[3]	28,517,456	25,000,826
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		8,527,586	7,465,140
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		625,263	302,891
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		36,608	38,759
30-59 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		35,732	37,862
30-59 Days Past Due | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		594	585
30-59 Days Past Due | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,461	1,641
30-59 Days Past Due | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,006	1,977
30-59 Days Past Due | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,829	1,704
30-59 Days Past Due | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		53	356
30-59 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		90
30-59 Days Past Due | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due			33
30-59 Days Past Due | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		29,699	31,566
30-59 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due	[3]	876	897
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		16,773	17,997
60-89 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		16,425	17,547
60-89 Days Past Due | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		416	470
60-89 Days Past Due | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		927	474
60-89 Days Past Due | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,014	1,142
60-89 Days Past Due | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		833	1,083
60-89 Days Past Due | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		707	639
60-89 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		6	1,301
60-89 Days Past Due | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due			12
60-89 Days Past Due | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		12,522	12,426
60-89 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due	[3]	348	450
90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		119,166	122,985
90 Days or More Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		78,323	81,669
90 Days or More Past Due | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		7,714	8,037
90 Days or More Past Due | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		26,369	28,633
90 Days or More Past Due | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		4,121	5,051
90 Days or More Past Due | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		6,626	6,639
90 Days or More Past Due | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,563	1,828
90 Days or More Past Due | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		45	37
90 Days or More Past Due | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		31,885	31,444
90 Days or More Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due	[3]	¥ 40,843	¥ 41,316

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of Domestic includes trade receivables and lease receivables of consolidated VIEs.
[3]	The majority of Total foreign consist of Commercial and Industrial loans.